June 22, 2005


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Equity Trust- (the "Trust")
          -John Hancock Technology Leaders Fund
           File No.  811-4079 and 2-92548

         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of form of each Prospectus and Statement of Additional Information dated June 20, 2005 for the above-captioned registrants that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.


Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer